Registration Nos. 2-95767 & 811-4229

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

          Pre-Effective Amendment No. _______           [   ]

          Post-Effective Amendment No.   18             [ X ]

               REGISTRATION STATEMENT
     UNDER THE INVESTMENT COMPANY ACT OF 1940           [ X ]

          Amendment No.    19                           [ X ]

               CHURCHILL CASH RESERVES TRUST
    (Exact Name of Registrant as Specified in Charter)

              380 Madison Avenue, Suite 2300
                  New York, New York 10017
          (Address of Principal Executive Offices)

                      (212) 697-6666
               (Registrant's Telephone Number)

                      EDWARD M.W. HINES
               Hollyer Brady Smith Troxell
               Barrett Rockett Hines & Mone LLP
                551 Fifth Avenue, 27th Floor
                   New York, New York 10176
          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[___] immediately upon filing pursuant to paragraph (b) [_X_] on January 31, 2000 pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i) [___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii) [___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [___] This post-effective amendment designates a new effec-
       tive date for a previous post-effective amendment.

                 Churchill Cash Reserves Trust

   380 Madison Avenue, Suite 2300  *  New York, New York 10017
                  800-228-7496  *  212-697-6666

                           PROSPECTUS

                                         January 31, 2000


        Churchill Cash Reserves Trust is a general purpose money-market mutual fund which invests in short-term
"money-market" securities.

      For purchase, redemption or account inquiries contact
            the Trust's Shareholder Servicing Agent:
     PFPC Inc. * 400 Bellevue Parkway * Wilmington, DE 19809
                   Call 800-952-6666 toll free

            For general inquiries & yield information
           Call 800-228-7496 toll free or 212-697-6666


The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

THE TRUST'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

   "What is the Trust's objective?"

     The objective of the Trust is to achieve as high a level of current income, stability and liquidity for investors' cash assets as can be obtained from investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.

   "What are the Trust's investment strategies?"

        The Trust seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

        Under the current management policies, the Trust invests only in the following types of obligations:





   (1) U.S. government securities or obligations guaranteed by the U.S. government or its agencies or instrumentalities.

        (2) Bank obligations and instruments secured by them.
("Banks" include commercial banks, savings banks and savings and loan associations.)

        (3) Short-term corporate debt known as "commercial paper."

        (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.


        (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

        (6) Repurchase agreements.

        The Trust seeks to maintain a net asset value of $1.00 per share.

        In general, not more than 5% of the Trust's net assets can be invested in the securities of any issuer.

        The dollar weighted average maturity of the Trust will be 90 days or less and the Trust may buy only those instruments that have a remaining maturity of 397 days or less.

        Securities the Trust buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs"); if they are unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

        Banc One Investment Advisors Corporation (the "Sub-
Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

        The Trust may change any of its management policies without shareholder approval.

  "What are the main risks of investing in the Trust?"

        Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

        Investment in the Trust is not a deposit in Banc One
Corporation, or its bank or non-bank affiliates or in any other bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

        Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Trust's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

        Repurchase agreements involve some risk to the Trust if the other party does not fulfill its obligations under the agreement.

        The value of money-market instruments tends to fall if prevailing interest rates rise.

        Corporate bonds and debentures are subject to interest rate and credit risks.

        Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk. Credit risk relates to the ability of the particular issuers of the obligations the Trust owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

        Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

                 CHURCHILL CASH RESERVES TRUST
          RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in Churchill Cash Reserves Trust by showing changes in the Trust's performance from year to year over a 10-year period and by showing the Trust's average annual returns for one, five, ten years and since inception. How the Trust has performed in the past is not necessarily an indication of how the Trust will perform in the future.



[Bar Chart]
Annual Total Returns
1990-1999


8%  7.97
    XXXX
6%  XXXX 5.83
    XXXX XXXX                5.58           5.23 4.85
4%  XXXX XXXX 3.37      3.76 XXXX 4.97 5.19 XXXX XXXX
    XXXX XXXX XXXX 2.67 XXXX XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

    1990 1991 1992 1993 1994 1995 1996 1997 1998 1999
                     Calendar Years



During the 10-year period shown in the bar chart, the highest return for a quarter was 1.97% (quarter ended June 30, 1990) and the lowest return for a quarter was 0.65% (quarter ended June 30,
1993)




                     Average Annual Total Return


For the Period Ended
December 31, 1999
                                                   Since
                    1-Year    5-Year    10-Years  inception


Churchill Cash
Reserves Trust        4.85     5.16%    4.92%    5.67%*



* From commencement of operations on July 9, 1985.



Please call (800) 228-7496 toll free to obtain the Trust's most current seven-day yield.

                         CHURCHILL CASH RESERVES TRUST
                         FEES AND EXPENSES OF THE TRUST



This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%

(Maximum Deferred Sales Charge (Load).........0.00%

Maximum Sales Charge (Load) Imposed
on Reinvested Dividends
 .............................................0.00%

Redemption Fees..............................0.00%

Exchange Fees................................0.00%


Annual Trust Operating Expenses (expenses that are deducted from the Trust's assets)


Management Fees(1)...........................0.50%
12b-1 Fee (2)................................0.00%
All Other Expenses...........................0.16%
Total Annual Trust Operating Expenses (1)....0.66%


[FN]
(1) As of the date of this Prospectus, the Manager is entitled to receive an advisory fee from the Trust at the annual rate of 0.50 of 1% of average annual net assets of which 0.08 of 1% is currently being waived; the Sub-Advisor is entitled to receive a sub-advisory fee from the Manager at the annual rate of 0.33 of 1% of average annual net assets, of which 0.05 of 1% is currently being waived. Reflecting this waiver, management fees and total trust operating expenses are currently 0.42% and 0.60% respectively. Although the management fee can be terminated at any time at the option of the Manager, it is expected to continue for the remainder of the Trust's fiscal year which ends on September 30, 2000.

[FN]
(2) The 12b-1 Plan of the Trust does not involve payments out of the assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.


Example

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Trust's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 year    3 years   5 years    10 years
                         $67       $211      $368      $822


                        TRUST MANAGEMENT

Management

     Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017 (the "Manager"), is the Trust's investment adviser under the "Advisory and Administration Agreement." It has delegated its investment advisory duties, including portfolio management, to Banc One Investment Advisors Corporation, the "Sub-Adviser" under a sub-advisory agreement described below. The Manager is also responsible for administrative services, including providing for the maintenance of the headquarters of the Trust, overseeing relationships between the Trust and the service providers to the Trust, either keeping the accounting records of the Trust or, at its expense and responsibility, delegating such duties in whole or in part to a company satisfactory to the Trust, maintaining the Trust's books and records and providing other administrative services.

     Banc One Investment Advisors Corporation, 1111 Polaris
Parkway, Columbus, Ohio 43240, ("the Sub-Adviser"), provides the
Trust with investment advisory services.

     Under the Sub-Advisory Agreement, the Sub-Adviser provides for investment supervision, including supervising continuously the investment program of the Trust and the composition of its portfolio, determining what securities will be purchased or sold by the Trust, and arranging for the purchase and the sale of securities held in the portfolio of the Trust; and, at the Sub-Adviser's expense, for pricing of the Trust's portfolio daily.

     Under the Advisory and Administration Agreement, the Trust pays the Manager a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of 0.50 of 1% of such net asset value.

Information about the Sub-Adviser and the Manager

        The Sub-Adviser is a subsidiary of BANC ONE CORPORATION ("BANC ONE"). As of June 30, 1999, the Sub-Adviser had $127 billion of total assets under management, including approximately $60 billion in managed mutual funds. BANC ONE is a multi-bank holding company, headquartered in Chicago, with more than 1,900 offices in 33 states. BANC ONE, its affiliated banks and non-bank subsidiaries had total assets of more than $256 billion.
        The Sub-Adviser has advised the Manager that it intends to resign on about June 30, 2000. At present, affiliates and/or clients of the Sub-Adviser own almost all of the Trust's shares and it expected that those shares will be redeemed when the Sub-Adviser resigns. The Manager is engaged in a search for a successor sub-adviser. There is no assurance that a successor sub-adviser can be found or that the Trust's current level of assets can be maintained.

        The Trust's Manager is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of December 31, 1999, these funds had aggregate assets of approximately $3.0 billion, of which approximately $1.2 billion consisted of assets of money-market funds. The Manager, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

                   NET ASSET VALUE PER SHARE

     The Trust's net asset value per share is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Trust (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the Trust's investments at amortized cost.

     The New York Stock Exchange is normally not open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Veterans Day.

                           PURCHASES

"How do I purchase shares?"

Opening an Account

        To open a new account, you must send a properly completed application to PFPC Inc. (the "Agent"). The Trust will not honor redemption of shares purchased by wire payment until a properly completed application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

     You can make investments in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution"), payable to the order of Churchill Cash Reserves Trust and mailed to:

     PFPC Inc.
     Attn: Aquilasm Group of Funds
     400 Bellevue Parkway
     Wilmington, DE 19809

     2. By Wire. You can wire Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

     To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below:

     PNC BANK, NA
     Philadelphia, PA
     ABA #0310-0005-3
     Account #85-0216-4861
     FFC: Churchill Cash Reserves Trust

     *    Account Name and Number (if an existing account)

     *    The name in which the investment is to be registered
     (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Trust by purchasing shares through registered broker-dealers.

     The Trust imposes no sales or service charge, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Trust. Broker-dealers are responsible for prompt transmission of orders placed through them.

Opening an Account                Adding to An Account

* Make out a check for             * Make out a check for
the investment amount              the investment amount
payable to                         payable to
Churchill Cash Reserves            Churchill Cash Reserves
Trust.                             Trust.

* Complete the application         * Fill out the pre-printed
included  with the Prospectus,     stub attached
indicating the features            to the Trust's confirmations.
you wish to authorize.             or supply the name(s)
                                   of account owner(s),
                                   the account number and
                                   the name of the Trust.

* Send your check and              * Send your check and
completed application              completed account infomation
to your dealer or                  to your dealer or
to the Trust's Agent, PFPC         to the Trust's Agent, PFPC
Inc., or                            Inc., or

* Wire funds as described           * Wire funds as described
above                               above.


     Be sure to supply the name(s) of account owner(s), the account number, and the name of the Trust.


"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

          * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

          * Telephone Investment You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Trust's Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form, which is available from the Distributor or Agent. The Trust may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

When Shares Are Issued and Dividends Are Declared On Them

   The Trust issues shares two ways.

        First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

   "When will funds be available so that my order will become effective under the First Method?"

        The Trust must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method      When will an order  When will an order
received before     received after
                    4:00 p.m. on a      4:00 p.m. on a
                    Business Day        Business Day
                    be deemed           be deemed
                    effective?          effective?


By wire in
Federal funds or
Federal Reserve
Draft               That day            Next Business Day

By wire not
in Federal funds    4:00 p.m. on the    4:00 p.m. on the
                    Business Day        Business Day
                    converted to        converted to
                    Federal funds       Federal funds
                    (normally the       (normally the
                    next Business       next Business
                    Day)                Day)

By Check            4:00 p.m. on the    4:00 p.m. on the
                    Business Day        Business Day
                    converted to        converted to
                    Federal funds       Federal funds
                    (normally           (normally
                    two Business        two Business
                    Days for checks     Days for checks
                    on banks in the     on banks in the
                    Federal Reserve     Federal Reserve
                    System, longer      System, longer
                    for other banks)    for other banks)

Automatic
Investment          The day you specify;
                    if it is not a
                    Business Day, on the
                    next Business Day

Telephone
Investment          That day       Next Business Day

     All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal funds as your agent.)

        Second Method- For broker-dealers or banks which have requested that this method be used, to which request the Trust has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

   "When will my order be effective under the Second Method?"

        Your purchase order is effective and your funds are invested as follows:

     On that day, if

     (i) you advise the Agent before 1:00 p.m. New York time on a Business Day of a dollar amount to be invested; and
(ii) Your payment in Federal funds is received by wire on that day.

        The second investment method is available to prospective investors in shares of the Trust who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Trust will advise you as to the broker-dealers or banks through which such purchases may be made.

        The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under the first or second methods, the Agent will, unless you otherwise request as to such redemption, redeem those shares first purchased, regardless of the method under which they were purchased.

        Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the Application must be properly completed and have been received in proper form by the Agent; the Trust or the Distributor may also reject any purchase order. Under each method, Federal funds (see above) must either be available to the Trust or the payment thereof must be guaranteed to the Trust so that the Trust can be as fully invested as practicable.

   Transfer on Death Registration

        The Trust generally permits "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                    REDEEMING YOUR INVESTMENT

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been accepted.

     There is no minimum period for investment in the Trust, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

A redemption may result in a tax liability for you.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-952-6666

By FAX, send instructions to: 302-791-3055

For liquidity and convenience, the Trust offers expedited redemption.

Expedited Redemption Methods
(Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in two ways:

     1 By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

     a) to a Financial Institution account you have previously specified or

     b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                     Telephoning the Agent


     Whenever you telephone the Agent, please be prepared to supply:

          *    account name(s) and number

          *    name of the caller

          * the social security number registered to the account

          *    personal identification

Note: Check the accuracy of your confirmation statements immediately. The Trust, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2 By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

          *    account name(s)

          *    account number

          *    amount to be redeemed

          *    any payment directions

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial
Institution account must be identical to those on the Trust's records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access
Features Form.

     3 By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

        Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note:
You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

        You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments, which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your application, or by proper completion of a Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

Certificate Shares. Mail to the Trust's Agent: (1) blank
(unsigned) certificates for the shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

     To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

          *    member of a national securities exchange

          *    U.S. bank or trust company

          *    state-chartered savings bank

          *    federally chartered savings and loan association

          *    foreign bank having a U.S. correspondent bank; or

          *    participant in the Securities Transfer Association
          Medallion Program ("STAMP"), the Stock Exchanges
          Medallion Program ("SEMP") or the New York Stock
          Exchange, Inc. Medallion Signature Program ("MSP")

A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption
Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Trust's Agent, which includes:
          *    Account name(s)

          *    Account number

          * Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

          * Payment instructions (we normally mail redemption proceeds to your address as registered with the Trust)

          *    Signature(s) of the registered shareholder(s) and

          * Signature guarantee(s), if required, as indicated above

"When will I receive the proceeds of my redemption?"

        Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following receipt in proper form of your redemption request. Except as described below, the Trust will send payments within 7 days.

Redemption          Method of Payment                  Charges

Under $1,000        Check                              None

$1,000 or more      Check or, if and as                None
                    you requested on your
                    Application or Ready Access
                    Features Form, wired
                    or transferred through
                    the Automated Clearing
                    House to your Financial
                    Institution Account
Through a broker
/dealer             Check or wire, to your        None.
                    broker/dealer                 However,
                                                  your broker/
                                                  may charge a
                                                  fee.

        Redemption proceeds on shares issued under the second method will be wired in Federal funds on the date of redemption, if practicable, or as soon thereafter as practicable, irrespective of amount. Redemption requests as to such shares may be made by telephone.

        Although the Trust does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

     The Trust may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

        The Trust has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur
(i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and
(iv) during such other periods as the SEC may permit.

     The Trust can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic
Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

        Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Trust's portfolio securities in conformity with SEC rules. This method would only be used if the Trustees determine that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

     Yes. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                   DIVIDENDS AND DISTRIBUTIONS

        The Trust will declare all of its net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "second" method.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Dividends will be taxable to you as ordinary income, even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that the Trust may have realized long-term capital gains or losses in a year.

        Dividends will automatically be reinvested in full and fractional shares of the Trust at net asset value unless you elect otherwise.

        You may choose to have all or any part of the payments for dividends paid in cash. You can elect to have the cash portion of your dividends deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.


        You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

        All shareholders, whether their dividends are received in cash or reinvested, will receive a monthly statement indicating the current status of their account.

        If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Trust may be required to impose backup withholding at a rate of 31% upon payment of redemptions and dividends.

Distribution Arrangements

Confirmations and Share Certificates

     A statement will be mailed to you confirming each purchase of shares in the Trust. Accounts are rounded to the nearest 1/1000th of a share. The Trust will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption methods described above will not be available and delay and expense may be incurred if you lose the certificates. The Trust will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.

     The Trust and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act.

     The Trust's Distribution Plan is solely a "defensive plan" designed to protect the Trust and its affiliates against certain conceivable claims relating to Rule 12b-1. The Distribution Plan does not involve payments out of assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.


                         CHURCHILL CASH RESERVES TRUST
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The financial highlights table is intended to help you understand the
Trust's financial performance for the indicated periods of the Trust's operations. Certain information reflects financial results for a single
Trust share. The total returns in the table represent the rate that an investor would have earned on an investment in the Trust
(assuming
reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Trust's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.


                                     Year ended September 30,

                     1999      1998     1997      1996      1995
Net Asset Value,
 Beginning of Year  $1.0000   $1.0000   $1.0000   $1.0000   $1.0000

Income from Investment
 Operations:
  Net investment income  0.0469   0.0513   0.0499   0.0500   0.0526

  Total from Investment
    Operations           0.0469   0.0513   0.0499   0.0500   0.0526

Less Distributions:
 Dividends from net
 investment income    (0.0469)   (0.0513)   (0.0499)  (0.0500)
(0.0526)
Total Distributions   (0.0469)   (0.0513)   (0.0499)  (0.0500)
(0.0526)

Net Asset Value,
  End of Year       $1.0000   $1.0000   $1.0000   $1.0000   $1.0000

Total Return (%)     4.79      5.25     5.11       5.12     5.39

Ratios/Supplemental Data
  Net Assets, End of
    Year ($ thousands)  76,356   103,866   125,392   120,939   146,130


  Ratio of Expenses to
    Average Net Assets (%)     0.60   0.60   0.60   0.56   0.58

  Ratio of Net Investment
    Income to Average Net
      Assets (%)              4.70    5.13   4.99   5.02   5.24

The expense and net investment income ratios without the effect of the Manager's voluntary waiver of a portion of fees were:

Ratio of Expenses to
  Average Net Assets (%)     0.66      0.63     0.66     0.63    0.62

Ratio of Net Investment
  Income to Average
    Net Assets (%)           4.65      5.10     4.93     4.94     5.20






Unaudited: The Trust's "current yield" for the seven days ended September 30, 1999 was 5.10% and its "compounded effective yield" for that period was 5.23 % Current yield is net income over a stated seven-day periodannualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.

       Application for
       Capital Cash Reserve Trust - Original Shares
                Please complete steps 1 through 4 and mail to:
                                PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                           Tel.# 1-800-952-6666



STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
 * Joint Accounts will be Joint
   Tenants with rights of survivorship
   unless otherwise specified.
** Uniform Gifts/Transfers
   to Minors Act.

Please type or print name(s) exactly as account is to be registered

1._______________________________________________________________
______
  First Name  Middle Initial  Last Name   Social Security Number

2._______________________________________________________________
______
  First Name  Middle Initial  Last Name   Social Security Number

3._______________________________________________________________
______
  Custodian's First Name    Middle Initial    Last Name

Custodian
for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________
UGTMA**_____________________________________
          Name of State              Minor's Social Security
Number

4._______________________________________________________________
______


_________________________________________________________________
____
  (Name of corporation or organization. If a trust, include the name(s)
  of trustees in which account will be registered and the name and date of the trust instrument. Account for a pension or profit sharing plan or trust may be registered in the name of the plan or trust itself.)


_________________________________________________________________
_____
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER


_________________________________________________________________
_____
  Street or PO Box                    City
  _________________________________
(____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________
Employer:__________________________

  Employer's
Address:___________________________________________________
                     Street Address:      City          State
Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by Dealer or Broker)

   ________________________________
_________________________________
   Dealer Name                          Branch Number

   ________________________________
_________________________________
   Street Address                       Rep.Number/Name

   ________________________________
(_______)________________________
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Capital Cash Reserve Trust
  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to: Capital Cash Reserve Trust


  Amount of investment $ ____________ Minimum initial investment
$1,000

                             OR
  2) By Wire*:

 $______________________________
From_______________________________
                                        Name of Financial
Institution
    _________________________________
_______________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________
________________________________
             (Date)                     City         State   Zip
*NOTE: If investing by wiring of funds, instruct your Financial
       Institution to wire funds to:

PNC Bank, NA                  Account of: (Account name and number,
Philadelphia, PA                   or name in which investment is to
be
ABA #0310-0005-3                   registered if new account)
Account #85-0216-4861
For further credit to Churchill Cash Reserves Trust



           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)



B. DIVIDENDS
  All income dividends are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

  You can have any portion reinvested, with the balance paid in cash, by indicating a percent below:

   Dividends are to be:___% Reinvested ___% Paid in cash*

   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING
OPTIONS:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like
   you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested
   in your account. To establish this program, please complete
Step 4,
   Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______
(minimum $50)
   on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED
CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account
   (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-952-6666. To establish this program, please complete Step 4, Sections A & B of this
Application.

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED
CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan
Provisions
   set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current net asset value, in accordance with the terms below:

     Dollar Amount of each withdrawal $____________ beginning_______________
Minimum:$50
       Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
   Financial Institution name, address and your account number.

_______________________________________
__________________________
  First Name   Middle Initial   Last Name     Financial
Institution Name

_______________________________________
__________________________
Street                                      Financial Institution
                                               Street Address

_______________________________________
__________________________
 City                  State       Zip       City        State
Zip


____________________________________
                                      Financial Institution
Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-952-6666

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquilasm Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-952-
6666

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of
$1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

________________________________
___________________________________
Account Registration              Financial Institution Account
Number
________________________________
___________________________________
  Financial Institution Name        Financial Institution
Transit/Routing

Number
________________________________
___________________________________
   Street                               City          State
Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, NA, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, NA, pertaining thereto and as amended from time to time. For joint account:
Check
here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE
REQUIRED ON JOINT ACCOUNTS.

STEP 4 Section A
DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE
INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account
Number______________________________________

Name and Address
where my/our account     Name of Financial
Institution____________________
is maintained            Street
Address___________________________________
                         City______________________State_____
Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________
__________
is registered                    (Signature)
(Date)

                           ________________________________
                                (Please Print)
                         X_______________________________
__________
                                  (Signature)
(Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the
  Operating Rules of the National Automated Clearing House
Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by  the Agent
(except any
  loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic
Investment or
  Telephone Investment, if my/our account at the Financial
Institution
  has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our
Financial
  Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller.
  The Agent will request some or all of the following information:
  account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the
  undersigned whose Social Security (Tax I.D.) Number is shown above certifies that (i) that number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such number is shown, the undersigned further certifies, under penalties of
  perjury, that either (a) no such number has been issued, and a number has been or will soon be applied for; if a number is not provided to you within sixty days, the undersigned understands that all payments
  (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.and either does not expect to be in the U.S.
  for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

______________________________    __________________________
__________
Individual (or Custodian)          Joint Registrant, if any
Date
______________________________    __________________________
__________
Corporate Officer, Partner,                 Title
Date
Trustee, etc.

* For trusts, corporations or associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment,
Expedited
  Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready
  Access Features Form which may be obtained from Aquila
Distributors at
  1-800-228-7496 and send it to the Agent together with a voided check or pre-printed deposit slip from the new account. The new
Financial
  Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.


                       Manager and Founder
                  Aquila Management Corporation
    380 Madison Avenue, Suite 2300 * New York, New York 10017

                     Investment Sub-Adviser
            Banc One Investment Advisors Corporation
           1111 Polaris Parkway * Columbus, Ohio 43240

                           Distributor
                    Aquila Distributors, Inc.
    380 Madison Avenue, Suite 2300 * New York, New York 10017

                        Board of Trustees
                   Lacy B. Herrmann, Chairman
                      Thomas A. Christopher
                          Douglas Dean
                        Diana P. Herrmann
                       Carroll F. Knicely
                        Theodore T. Mason
                          Anne J. Mills
                     William J. Nightingale
                         James R. Ramsey


                            Officers

                   Lacy B. Herrmann, President
            Diana P. Herrmann, Senior Vice President
          Charles E. Childs, III, Senior Vice President
     John M. Herndon, Vice President and Assistant Secretary
                 Jerry G. McGrew, Vice President
            Rose F. Marotta, Chief Financial Officer
                   Richard F. West, Treasurer
                  Edward M.W. Hines, Secretary

            Transfer and Shareholder Servicing Agent
                            PFPC Inc.
        400 Bellevue Parkway * Wilmington, Delaware 19809

                            Custodian
                  Bank One Trust Company, N.A.
          100 East Broad Street * Columbus, Ohio 43271

                      Independent Auditors
                            KPMG LLP
           345 Park Avenue * New York, New York 10154

                             Counsel
  Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP
           551 Fifth Avenue * New York, New York 10176


                    [Back cover-left column]

     This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust the ("SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Trust and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Trust available to you.

          You can get additional information about the Trust's investments in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during the last fiscal year. You can get the SAI and the Trust's annual and semi-annual reports without charge, upon request by calling 800-952-6666 (toll free).

          In addition, you can review and copy information about the Trust (including the SAI) at the Public
     Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at 1-800-SEC-0330.
     You can get other information about the Trust at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference
     Section of the SEC, Washington, D.C. 20549-6009.

                         --------------

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-4229.


                       TABLE OF CONTENTS

The Trust's Objective, Investment Strategies and Main Risks
Risk/Return Bar Chart and Performance Table
Fees and Expenses of the Trust
Trust Management
Net Asset Value Per Share
Purchases
Redeeming Your Investment
Dividends and Distributions
Financial Highlights

[Back cover-right column]

                  Churchill Cash Reserves Trust

                           One Of The
                     Aquilasm Group Of Funds
                        A cash management
                           investment

                           PROSPECTUS

                            --------

           To receive a free copy of the Trust's SAI, annual or semi-annual report, or other information about the Trust, or to make shareholder inquiries call:

           the Trust's Shareholder Servicing Agent at
                     800-952-6666 toll-free

                      or you can write to:
     PFPC Inc. * 400 Bellevue Parkway * Wilmington, DE 19809

           For general inquiries & yield information, call 800-228-7496 or 212-697-6666.

This Prospectus should be read and retained for future reference


CHURCHILL CASH RESERVES TRUST

                       380 Madison Avenue
                           Suite 2300
                    New York, New York 10017
                          212-697-6666

              STATEMENT OF ADDITIONAL INFORMATION

                        January 31, 2000

        This Statement of Additional Information (the "SAI") is not a Prospectus. The SAI should be read in conjunction with the Prospectus (the "Prospectus") dated January 31, 2000 of Churchill Cash Reserves Trust (the "Trust"). You can obtain the Prospectus from the Trust's Shareholder Servicing Agent, PFPC Inc., by writing to: 400 Bellevue Parkway, Wilmington, DE 19809, or by calling it at the following number:

                     800-952-6666 toll free

or from Aquila Distributors, Inc., the Trust's Distributor, by writing to it at 380 Madison Avenue, Suite 2300, New York, New
York 10017; or by calling:

                     800-228-7496 toll free

                      FINANCIAL STATEMENTS

   The financial statements for the Trust for the year ended Sep tember 30, 1999, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of the Trust for the fiscal year ended September 30, 1999 can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.

                       TABLE OF CONTENTS

Trust History                                                   2
Investment Strategies and Risks                                 2
Trust Policies                                                  4
Management of the Trust                                         7
Ownership of Securities                                        13
Investment Advisory and Other Services                         13
Brokerage Allocation and Other Practices                       20
Capital Stock                                                  21
Purchase, Redemption, and Pricing of Shares                    21
Taxation of the Trust                                          28
Underwriter                                                    28
Performance                                                    29
Appendix A                                                     30



                 CHURCHILL CASH RESERVES TRUST

              STATEMENT OF ADDITIONAL INFORMATION

                         Trust History

     Churchill Cash Reserves Trust is an open-end, diversified management investment company. It was formed as a Massachusetts business trust in 1984.

                Investment Strategies and Risks

Additional Information About the Trust's Investments

     Under the current management policies, the Trust invests only in the following types of obligations:

        (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

        (2) Bank Obligations and Instruments Secured by Them:
Bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks;
(ii) of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. ("Banks" include commercial banks, savings banks and savings and loan associations.)

        (3) Commercial Paper:  Short-term corporate debt.

        (4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

        (5) Variable Amount Master Demand Notes: Variable amount master demand notes repayable on not more than 30 days' notice. These notes permit the investment of fluctuating amounts by the Trust at varying rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Trust has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

        (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest (see 2 above) or a corporation in whose commercial paper the Trust may invest (see 3 above). If the Trust invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

        (7) Repurchase Agreements: The Trust may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more nationally recognized statistical rating organizations ("NRSROs").

        (8) When-Issued or Delayed Delivery Securities: The Trust may buy securities on a when-issued or delayed delivery basis. The Trust may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Trust's total assets, less liabilities other than the obligations created by when-issued commitments. When-issued securities are subject to market fluctuation and no interest accrues to the Trust until delivery and payment take place; their value at the delivery date may be less than the purchase price.

Information on Variable Amount Master Demand Notes

     The Trust has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. The Trust has no limitations on the amount of its assets invested in such notes. However, except for those which are payable at principal amount plus accrued interest within seven days after demand, such notes are securities which are not readily marketable, and fall within the Trust's overall 10% limitation on securities with limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be Eligible Securities and in connection with such purchases and on an ongoing basis, Banc One Investment Advisors Corporation (the "Sub-Adviser") must determine, pursuant to procedures approved by the Board of Trustees, that such obligations present minimal credit risks. In addition, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand or on the specified notice, as the case may be, including a situation in which all holders of such notes make demand simultaneously. Master demand notes, as such, are not typically rated by credit rating agencies, and if not so rated the Trust may invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Trust can invest.

Information On Insured Bank Obligations

     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and savings institutions (collectively, herein, "banks") up to $100,000. The Trust may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Trust will invest in them only within a 10% limit unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

     The Trust may purchase obligations other than those listed in categories 1 through 5, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest or a corporation in whose commercial paper the Trust may invest. If any such guarantee is unconditional and is itself an Eligible Security, the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an Eligible Security and meets all other applicable requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission. As of the date of this SAI, the Trust does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Trust invests in these assets, they will be identified in the Trust's Prospectus and described in the SAI.

U.S. Government Securities

        The Trust may invest in U.S Government Securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), which include securities issued by the U.S. Government, such as Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

        The Trust may invest in securities of U.S. government agencies and instrumentalities that issue or guarantee securities. These include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

        Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Funds will invest in government securities, including securities of agencies and instrumentalities only the Sub-Adviser, acting under procedures approved by the Board of Trustees, is satisfied that these obligations present minimal credit risks.

Portfolio Turnover

     In general, the Trust will purchase securities with the expectation of holding them to maturity. However, the Trust may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Trust may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Trust will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Trust invests. (In the usual calculation of portfolio turnover, securities of the type in which the Trust invests are excluded; consequently, the high turnover which the Trust will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

     The Trust may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Trust will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. The Trust will maintain and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Trust will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Trust chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Diversification and Certain Industry Requirements

     The Trust has a rule, under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Trust considers the industry of the issuer to be that of the related operating company.

                         Trust Policies
Investment Restrictions

     The Trust has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the Trust's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of the Trust means the vote of the holders of the lesser of (a) 67% or more of the Trust's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.



1. The Trust invests only in certain limited securities.

     The Trust cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof.

   The Trust cannot purchase or hold the securities of any issuer if, to its knowledge, Trustees, Directors or officers of the Trust, its Adviser or Sub-Adviser, who individually own beneficially more than 0.5% of the securities of that issuer, together own in the aggregate more than 5% of such securities.

     The Trust cannot buy real estate or any non-liquid interests in real estate investment trusts; however, it can buy any securities which it could otherwise buy even though the issuer invests in real estate or interests in real estate.

2. Almost all of the Trust's assets must be in established companies.

     Only 5% of the Trust's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

3. The Trust does not buy for control.

     The Trust cannot invest for the purpose of exercising control or management of other companies.

4. The Trust does not sell securities it does not own or borrow from brokers to buy securities.

     Thus, it cannot sell short or buy on margin.

5. The Trust is not an underwriter.

     The Trust cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, it cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.

6. The Trust has diversification and certain anti- concentration requirements.

     The Trust cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Trust cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer, provided, however that the Trust may invest not more than 25% of its total assets in the First Tier Securities (as defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof, and provided, further that the Trust may not make more than one investment in accordance with the foregoing proviso at any time.

     The Trust cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry; U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Trust may purchase are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

     7. The Trust can make loans only by lending securities or entering into repurchase agreements.

     The Trust can buy those debt securities which it is permitted to buy (see "Investment of the Trust's Assets" in the Prospectus); this is investing, not making a loan. The Trust can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements (see "Repurchase Agreements" in the Prospectus). The Trust may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Trust and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     8. The Trust can borrow in limited amounts for special purposes.

     The Trust can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Trust's income. The Trust will not borrow to purchase securities or to increase its income but only to meet redemptions so that it will not have to sell securities to pay for redemptions. The Trust will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Trust will not issue senior securities.

Loans of Portfolio Securities

     The Trust may, to increase its income, lend its securities on a short- or long-term basis to broker-dealers, banks or certain other financial institutions (see below) if (i) the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if (ii) after any loan, the value of the securities loaned does not exceed 10% of the value of its total assets. As of the date of this SAI, the Trust does not foresee lending securities if after any loan the value of loaned securities exceeds 5% of the value of its total assets. The financial institutions other than broker-dealers or banks to which the Trust can lend its securities are limited to "accredited investors," as that term is defined in Section 2(15) of the Securities Act of 1933. (In general, such institutions are insurance companies, investment companies and certain employee benefit plans.) Under the present Guidelines (which are subject to change) the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing banks would have to be satisfactory to the Trust. Any loan might be secured by any one or more of the three types of collateral. In addition, any such investment must meet the applicable requirements of the Rule.

     The Trust receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which types of interest may be shared with the borrower. The Trust may also pay reasonable finder's, custodian and administrative fees but only to persons not affiliated with the Trust. The terms of the Trust's loans will meet certain tests under the Internal Revenue Code and permit the Trust to terminate the loan and thus reacquire loaned securities on five days' notice.

                    Management of the Trust

The Board of Trustees

        The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Trust's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Trust's Distribution Plan.

Trustees and Officers

     The Trustees and officers of the Trust, their ages, their affiliations, if any, with Aquila Management Corporation, the Administrator of the Trust, and Aquila Distributors, Inc., the Distributor of the Trust, and their principal occupations during at least the past five years are set forth below. The Trust is one of the Aquilasm Group of Funds, which consists of fourteen funds: five money market funds, seven tax-free municipal bond funds and two equity funds. None of the Trustees or officers of the Trust is affiliated with the Sub-Adviser. As of January 1, 2000, the Trustees and officers of the Trust owned less than 1% of its outstanding shares. Mr. Herrmann is an interested person of the Trust as that term is defined in the Investment Company Act of 1940 (the "1940 Act") as an officer of the Trust and a director, officer and shareholder of the Manager and the Distributor. Ms. Herrmann is an interested person of the Trust as an officer of the Trust and of the Manager and as a shareholder of the Distributor. Each is also an interested person as a member of the immediate family of the other. Mr. Dean is an interested person as a trustee of a trust that owns shares of the parent company of the Sub-Adviser.


Lacy B. Herrmann*   Chairman   Founder and Chairman of
380 Madison Avenue  of the     the Board of Aquila
New York, New York  Board of   Management Corporation,
10017               Trustees   the sponsoring organization
Age: 70             and Manager or Administrator and/or
                               Adviser or Sub-Adviser to the
                               Aquila Money Market Funds, the
                               Aquila Bond Funds and the Aquila
                               Equity Funds, and Founder,
                               Chairman of the Board of Trustees
                               and (currently or until 1998)
                               President of each since its
                               establishment, beginning in 1984;
                               Director of Aquila Distributors,
                               Inc., distributor of the above
                               funds, since 1981 and formerly
                               Vice President or Secretary, 1981-
                               1998; President and a Director of
                               STCM Management Company, Inc.,
                               sponsor and sub-adviser to CCMT;
                               Founder and Chairman of several
                               other money market funds;
                               Director or Trustee of OCC Cash
                               Reserves, Inc. and Quest For
                               Value Accumulation Trust, and
                               Director or Trustee of
                               Oppenheimer Quest Value Fund,
                               Inc., Oppenheimer Quest Global
                               Value Fund, Inc. and Oppenheimer
                               Rochester Group of Funds, each of
                               which is an open-end investment
                               company; Trustee of Brown
                               University, 1990-1996 and
                               currently Trustee Emeritus;
                               actively involved for many years
                               in leadership roles with
                               university, school and charitable
                               organizations.

Thomas A. Christopher          Trustee  Shareholder of Robinson,
Hughes &
459 Martin Luther King Blvd.   Christopher, C.P.A.s, P.S.C.,
Danville, Kentucky 40422       since 1977; President of A Good
Age: 53                        Place for Fun, Inc., a sports
                               facility, since 1987; active member of
                               the American Institute of Certified
                               Public Accountants; Board of Directors
                               of the Kentucky Society of CPAs 1991
                               to 1994; Trustee of Churchill Cash
                               Reserves Trust (this Trust) since 1985
                               and of Churchill Tax-Free Fund of
                               Kentucky since 1992; presently active
                               in leadership roles with various
                               civic, community and church
                               organizations.


Douglas Dean, *     Trustee    Founder and President of Dean, Dorton &
106 West Vine Street               Ford P.S.C., a public accounting
firm,
Suite 600,                     since 1979; previously employed by,
Lexington, Kentucky 40507      Coopers & Lybrand a public
accounting
Age: 50                        firm; member of the American
Institute
                               of Certified Public Accountants
                               and Kentucky Society of Certified
                               Public Accountants; accredited in
                               business valuation by the
                               American Institute of Certified
                               Public Accountants; Trustee of
                               Trent Equity Fund, an equity
                               mutual fund, 1992-1994; Trustee
                               of Churchill Cash Reserves Trust
                               (this Trust) since 1995 and
                               Churchill Tax-Free Fund of
                               Kentucky since 1987; active as an
                               officer and board member of
                               various charitable and community
                               organizations.


Diana P. Herrmann, *           Trustee  President and Chief
380 Madison Avenue  Senior     Operating Officer of the
New York, New York  Vice       Manager/Administrator since
10017               President  since 1997, a Director since
Age: 41                        1984, Secretary since 1986
                               and previously its Executive Vice
                               President, Senior Vice President
                               or Vice President, 1986-1997;
                               President of various Aquila Bond
                               and Money-Market Funds since
                               1998; Assistant Vice President,
                               Vice President, Senior Vice
                               President or Executive Vice
                               President of Aquila Money-Market,
                               Bond and Equity Funds since 1986;
                               Trustee of a number of Aquila
                               Money-Market, Bond and Equity
                               Funds since 1995;  Trustee of
                               Reserve Money-Market Funds since
                               1999 and Reserve Private Equity
                               Series since 1998; Assistant Vice
                               President and formerly Loan
                               Officer of European American
                               Bank, 1981-1986; daughter of the
                               Trust's Chairman; Trustee of the
                               Leopold Schepp Foundation
                               (academic scholarships) since
                               1995; actively involved in mutual
                               fund and trade associations and
                               in college and other volunteer
                               organizations.

Carroll F. Knicely  Trustee    President of Associated
505 Augusta Circle,            Publications Inc, Glasgow,
Glasgow, Kentucky 42141            Kentucky; Director and member
Age: 71                        of the Executive Board of West
Kentucky
                               Corporation and Director and
                               Secretary
                               -Treasurer of South Gate Plaza,
                               Inc.
                               (owner and developer of shopping
                               centers and commercial real
                               estate);Director,Vice President
                               and Treasurer of Knicely and
                               Knicely, Inc. (owner and
                               developer of rental properties
                               and residential real estate);
                               Trustee of Campbellsville
                               University, Campbellsville,
                               Kentucky since 1997; Trustee of
                               Churchill Cash Reserves Trust
                               (this Trust) and Churchill Tax-
                               Free Fund of Kentucky since 1998;
                               Editor and Publisher of Kentucky
                               newspaper group, 1957-1990;
                               Secretary of Commerce of the
                               Commonwealth of Kentucky, 1983-
                               1988; Commissioner of Commerce of
                               the Commonwealth of Kentucky,
                               1978-1979; currently active in
                               real estate development,
                               commercial and residential
                               subdivision and regional economic
                               development planning under
                               Kentucky State government
                               sponsorship.

Theodore T. Mason*  Trustee    Executive Director of Louisiana
Power
26 Circle Drive,               Partners, LLC since 1999 and of
Hastings-on-Hudson             East Wind Power Partners since
1994;
New York 10706                 Second Vice President of the
Alumni
Age: 64                        Association of SUNY Maritime
College
                               since 1998 and Director for the
                               same organization since 1997;
                               Director of Cogeneration
                               Development of Willamette
                               Industries, Inc., a forest
                               products company, 1991-1993; Vice
                               President of Corporate
                               Development of Penntech Papers,
                               Inc., 1978-1991; Vice President
                               of Capital Projects for the same
                               company, 1977-1978; Vice Chairman
                               of the Board of Trustees of CCMT
                               since 1981; Trustee and Vice
                               President, 1976-1981, and
                               formerly Director of its
                               predecessor; Director of STCM
                               Management Company, Inc.; Vice
                               Chairman of the Board of Trustees
                               and Trustee of Prime Cash Fund
                               (which is inactive) since 1982;
                               Trustee of Short Term Asset
                               Reserves, 1984-1986 and 1989-
                               1996, of Hawaiian Tax-Free Trust
                               and Pacific Capital Cash Assets
                               Trust since 1984, of Churchill
                               Cash Reserves Trust (this Trust)
                               since 1985, of Pacific Capital
                               Tax-Free Cash Assets Trust and
                               Pacific Capital U.S. Government
                               Securities Cash Assets Trust
                               since 1988 and of Churchill Tax-
                               Free Fund of Kentucky since 1992;
                               Trustee of OCC Accumulation Trust
                               and the OCC Cash Reserves, Inc.
                               since 1999; President and
                               Director of Ted Mason Venture
                               Associates, Inc., a venture
                               capital consulting firm, 1972-
                               1980; Advisor to the Commander,
                               U.S. Maritime Defense Zone
                               Atlantic, 1984-1988; National
                               Vice President,
                               Surface/Subsurface, Naval Reserve
                               Association, 1985-1987; National
                               Vice President, Budget and
                               Finance, for the same
                               Association, 1983-1985;
                               Commanding Officer of four Naval
                               Reserve Units, 1974-1985;
                               Captain, USNR, 1978-1988.

William J. Nightingale         Trustee  Chairman and founder
(1975)
1266 East Main Street              and Senior Advisor since 1995
Stamford Connecticut 06902     of Nightingale & Associates,
Age: 70                        L.L.C., a general management
                               consulting firm focusing on
                               interim management, divestitures,
                               turnaround of troubled companies,
                               corporate restructuring and
                               financial advisory services;
                               President, Chief Executive
                               Officer and Director of Bali
                               Company, Inc., a manufacturer of
                               women's apparel, which became a
                               subsidiary of Hanes Corporation,
                               1970-1975; prior to that, Vice
                               President and Chief Financial
                               Officer of Hanes Corporation
                               after being Vice President-
                               Corporate Development and
                               Planning of that company, 1968-
                               1970; formerly Senior Associate
                               of Booz, Allen & Hamilton,
                               management consultants, after
                               having been Marketing Manager
                               with General Mills, Inc.; Trustee
                               of Narragansett Insured Tax-Free
                               Income Fund since 1992 and of
                               Churchill Cash Reserves Trust
                               (this Trust) and Churchill Tax-
                               Free Fund of Kentucky since 1993;
                               Director of Kasper A.S.L. Ltd.,
                               an apparel company, since 1997,
                               of Ring's End, Inc., a building
                               materials and construction
                               company, since 1989, and of
                               Furr's/Bishop's Inc., operator of
                               a chain of restaurants, since
                               1998.

James R. Ramsey   Trustee      Governor's Senior Policy
State Budget Director,         Advisor and  State Budget
Office of State                Director since 1999;
Budget Director,               Professor of Economics, of
700 Capitol Avenue             University of Louisville
Suite  109                     since 1999; Vice Chancellor
Frankfort, KY 40601            for Finance and
Age: 51             Administration of the
                               University of North Carolina at
                               Chapel Hill, 1998 to 1999;
                               Trustee of Churchill Tax-Free
                               Fund of Kentucky since 1987 and
                               of Churchill Cash Reserves Trust
                               (this Trust) since 1995.
                               Previously Vice President for
                               Finance and Administration at
                               Western Kentucky University;
                               State Budget Director for the
                               Commonwealth of Kentucky; Chief
                               State Economist and Executive
                               Director for the Office of
                               Financial Management and Economic
                               Analysis for the Commonwealth of
                               Kentucky; Adjunct Professor at
                               the University of Kentucky,
                               Associate Professor at Loyola
                               University-New Orleans and
                               Assistant Professor at Middle
                               Tennessee State University;
                               served on numerous civic and
                               corporate boards; consultant to
                               Federal, State and local
                               governments and to private
                               business.

Charles E. Childs III          Senior Vice   Senior Vice
President -
380 Madison Avenue             President     Corporate
development
New York, New York             since 1998, formerly Vice
10017                          President - Assistant Vice
Age: 42                        President and Associate of the
                               Manager/Administrator since 1987;
                               Senior Vice President, Vice
                               President or Assistant Vice
                               President of the Money-Market
                               Funds since 1988; Northeastern
                               University, 1986-1987 (M.B.A.,
                               1987); Financial Analyst, Unisys
                               Corporation, 1986; Associate
                               Analyst at National Economic
                               Research Associates, Inc. (NERA),
                               a micro-economic consulting firm,
                               1979-1985.

John M. Herndon     Vice       Assistant Secretary of
380 Madison Avenue  President, the Aquila Money-Market,
New York, New York  Assistant  Bond and Equity Funds
10017               Secretary  since 1995 and Vice
Age: 60                                 President of the Aquila
                                   Money-Market
                               Funds since 1990; Vice President
                               of the Administrator since 1990;
                               Investment Services Consultant
                               and Bank Services Executive of
                               Wright Investors' Service, a
                               registered investment adviser,
                               1983-1989; Member of the American
                               Finance Association, the Western
                               Finance Association and the
                               Society of Quantitative Analysts.

Jerry G. McGrew     Senior Vice    President of Aquila
5331 Fayette Street President  Distributors, Inc. since
Houston, TX 77056              1998, Registered
Age: 55                        Principal since 1993, Senior Vice
                               President, 1997-1998 and Vice
                               President, 1993-1997; Senior Vice
                               President of Aquila Rocky
                               Mountain Equity Fund since 1996;
                               Senior Vice President of
                               Churchill Tax-Free Fund of
                               Kentucky since 1994, and of Tax-
                               Free Fund of Colorado and Tax-
                               Free Fund For Utah since 1997;
                               Vice President of Churchill Cash
                               Reserves Trust since 1995;
                               Registered Representative of
                               J.J.B. Hilliard, W.L. Lyons Inc.,
                               1983-1987; Account Manager with
                               IBM Corporation, 1967-1981;
                               Gubernatorial appointee, Kentucky
                               Financial Institutions Board,
                               1993-1997; Chairman, Total
                               Quality Management for Small
                               Business, 1990-1994; President of
                               Elizabethtown/Hardin County,
                               Kentucky, Chamber of Commerce,
                               1989-1991; President of
                               Elizabethtown Country Club, 1983-
                               1985; Director-at Large, Houston
                               Alliance for the Mentally Ill
                               (AMI), since 1998.

Rose F. Marotta     Chief      Chief Financial Officer
380 Madison Avenue  Financial  of the Aquila Money-
New York, New York  Officer    Market, Bond and Equity
10017                          Funds since 1991 and
Age: 75                        Treasurer, 1981-1991; formerly
Treasurer
                               of the {Sub-Adviser} since 1984
                               and of the Distributor since
                               1985.predecessor of CCMT;
                               Treasurer and Director of STCM
                               Management Company, Inc., since
                               1974; Treasurer of Trinity Liquid
                               Assets Trust, 1982-1986 and of
                               Oxford Cash Management Fund, 1982-
                               1988; Treasurer of InCap
                               Management Corporation since
                               1982, of the Manager/
                               Administrator

Richard F. West                Treasurer     Treasurer of the
Aquila Money-
380 Madison Avenue             Market, Bond and Equity Funds
New York, New York             and of Aquila Distributors,
10017                          Inc. since 1992; Associate
                              Director
Age: 64                        of Furman Selz Incorporated, 1991-
1992;
                               Vice President of Scudder,
                               Stevens & Clark, Inc. and
                               Treasurer of Scudder
                               Institutional Funds, 1989-1991;
                               Vice President of Lazard Freres
                               Institutional Funds Group,
                               Treasurer of Lazard Freres Group
                               of Investment Companies and HT
                               Insight Funds, Inc., 1986-1988;
                               Vice President of Lehman
                               Management Co., Inc. and
                               Assistant Treasurer of Lehman
                               Money Market Funds, 1981-1985;
                               Controller of Seligman Group of
                               Investment Companies, 1960-1980.

Edward M. W. Hines  Secretary  Partner of Hollyer Brady
551 Fifth Avenue               Smith Troxell Barrett
New York, New York 10176       Rockett Hines & Mone
Age: 60
                               LLP, attorneys, since 1989 and
counsel,
                               1987-1989; Secretary of the
                               Aquila Money-Market, Bond and
                               Equity Funds since 1982;
                               Secretary of Trinity Liquid
                               Assets Trust, 1982-1985 and
                               Trustee of that Trust, 1985-1986;
                               Secretary of Oxford Cash
                               Management Fund, 1982-1988.

Compensation of Trustees

        The Trust does not pay fees to Trustees affiliated with the Administrator or to any of the Trust's officers. During the fiscal year ended September 30, 1999, the Trust paid $46,431 in fees and reimbursement of expenses to its other Trustees. The Trust is one of the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money market funds and equity funds. The following table lists the compensation of all Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila group.


                                   Compensation        Number of
                                   from all            boards which
               Compensation        funds in the        the Trustee
Name           from the Trust      Aquila Group        now serves

Thomas A.           $5,063         $13,809             2
Christopher

Douglas Dean        $5,095         $11,595             2

Carroll
Knicely             $4,966         $12,114             2

Theodore T.         $4,400         $47,158             8
Mason

Anne J.             $4,552         $35,475             6
Mills

William J.          $4,974         $15,860             3
Nightingale

James R.            $5,382         $13,018             2
Ramsey

                         Ownership of Securities

       Of the shares of the Trust outstanding on January 13, 2000, a nominee of Bank One Trust Co. Strafe & Co., 1111 Polaris Parkway, Columbus, OH held of record 88,007,331 shares (99.9%). The Trust's management is not aware of any person, other than those named above, who beneficially owned 5% or more of its outstanding shares on such date. On the basis of information received from the record owner, the Trust's management believes (i) that all of the shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares.

                  Investment Advisory and Other Services

Description of the Investment Advisory and Administration  Agreement

    The Investment Advisory and Administration Agreement provides that subject to the direction and control of the Board of Trustees of the Trust, the Manager shall:

     (i) supervise continuously the investment program of the Trust and the composition of its portfolio;

     (ii) determine what securities shall be purchased or sold by the Trust;

     (iii) arrange for the purchase and the sale of securities held in the portfolio of the Trust; and

     (iv) at its expense provide for pricing of the Trust's portfolio daily using a pricing service or other source of pricing information satisfactory to the Trust and, unless otherwise directed by the Board of Trustees, provide for pricing of the Trust's portfolio at least quarterly using another such source satisfactory to the Trust.

    The Agreement provides that, subject to the termination provisions described below, the Manager may at its own expense delegate to a qualified organization ("Sub-Adviser"), affiliated or not affiliated with the Manager, any or all of the above duties. Any such delegation of the duties set forth in (i), (ii) or (iii) above shall be by a written agreement (the "Sub-Advisory Agreement") approved as provided in Section 15 of the Investment Company Act of 1940. The Manager has delegated all of such functions to BOIAC under the Sub-Advisory Agreement.

    The Investment Advisory and Administration Agreement provides that subject to the direction and control of the Board of Trustees of the Trust, the Manager shall provide all administrative services to the Trust other than those relating to its investment portfolio which have been delegated to a Sub-Adviser of the Trust under a Sub-Advisory Agreement; as part of such administrative duties, the Manager shall:

     (i) provide office space, personnel, facilities and equipment for the performance of the following functions and for the maintenance of the headquarters of the Trust;

     (ii) oversee all relationships between the Trust and any sub-adviser, transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for the effective operation of the Trust and for the sale, servicing or redemption of the Trust's shares;

     (iii) either keep the accounting records of the Trust, including the computation of net asset value per share and the dividends (provided that if there is a Sub-Adviser, daily pricing of the Trust's portfolio shall be the responsibility of the Sub-Adviser under the Sub-Advisory Agreement) or, at its expense and responsibility, delegate such duties in whole or in part to a company satisfactory to the Trust;

     (iv) maintain the Trust's books and records, and prepare (or assist counsel and auditors in the preparation of) all required proxy statements, reports to the Trust's shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversee the insurance relationships of the Trust;

     (v) prepare, on behalf of the Trust and at the Trust's expense, such applications and reports as may be necessary to register or maintain the registration of the Trust and/or its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time;

     (vi) respond to any inquiries or other communications of shareholders of the Trust and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Trust's shareholder servicing and transfer agent or distributor, oversee such shareholder servicing and transfer agent's or distributor's response thereto.

    The Agreement contains provisions relating to compliance of the investment program, responsibility of the Manager for any investment program managed by it, allocation of brokerage, and responsibility for errors that are substantially the same as the corresponding provisions in the Sub-Advisory Agreement.

    The Agreement provides that the Manager shall, at its own expense, provide office space, facilities, equipment, and personnel for the performance of its functions thereunder and shall pay all compensation of Trustees, officers, and employees of the Trust who are affiliated persons of the Manager.

    The Trust shall bear the costs of preparing and setting in type its prospectuses, statements of additional information and reports to its shareholders, and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders.
All costs and expenses not expressly assumed by the Manager under the agreement or otherwise by the Manager, administrator or principal underwriter or by any Sub-Adviser shall be paid by the Trust, including, but not limited to (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Trustees other than those affiliated with the Manager or such sub-adviser, administrator or principal underwriter; (v) legal and audit expenses; (vi) custodian and transfer agent, or shareholder servicing agent, fees and expenses; (vii) expenses incident to the issuance of its shares (including issuance on the payment of, or reinvestment of, dividends); (viii) fees and expenses incident to the registration under Federal or State securities laws of the Trust or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (x) all other expenses incidental to holding meetings of the Trust's shareholders; and (xi) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations for which the Trust may have to indemnify its officers and Trustees.

    Under the Advisory and Administration Agreement, the Trust will pay to Aquila a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of 0.50 of 1% of such net asset value.

    The Agreement provides that the Sub-Advisory Agreement may provide for its termination by the Manager upon reasonable notice, provided, however, that the Manager agrees not to terminate the Sub-Advisory Agreement except in accordance with such authorization and direction of the Board of Trustees, if any, as may be in effect from time to time.

    The Agreement provides that it will, unless terminated as hereinafter provided, continue in effect until the April 30 next preceding the first anniversary of the effective date of the Advisory Agreement, and from year to year thereafter, but only so long as such continuance is specifically approved at least annually (1) by a vote of the Trust's Board of Trustees, including a vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, with votes cast in person at a meeting called for the purpose of voting on such approval, or (2) by a vote of the holders of a "majority" (as so defined) of the outstanding voting securities of the Trust and by such a vote of the Trustees.

    The Agreement provides that it may be terminated by the Manager at any time without penalty upon giving the Trust sixty days' written notice (which notice may be waived by the Trust) and may be terminated by the Trust at any time without penalty upon giving the Manager sixty days' written notice (which notice may be waived by the Manager), provided that such termination by the Trust shall be directed or approved by a vote of a majority of its Trustees in office at the time or by a vote of the holders of a majority (as defined in the 1940 Act) of the voting securities of the Trust outstanding and entitled to vote. The specific portions of the Agreement which relate to providing investment advisory services will automatically terminate in the event of the assignment (as defined in the 1940 Act) of the Agreement, but all other provisions relating to providing services other than investment advisory services will not terminate, provided however, that upon such an assignment the annual fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day shall be reduced to the annual rate of 0.17 of 1% of such net asset value.

Description of the Sub-Advisory Agreement

    The Sub-Advisory Agreement provides in general that subject to the direction and control of the Manager and the Board of Trustees of the Trust, the Sub-Adviser shall:

     (i) supervise continuously the investment program of the Trust and the composition of its portfolio;

     (ii) determine what securities shall be purchased or sold by the Trust;

     (iii) arrange for the purchase and the sale of securities held in the portfolio of the Trust;

     (iv) at its expense provide for pricing of the Trust's portfolio daily using a pricing service or other source of pricing information satisfactory to the Trust and, unless otherwise directed by the Board of Trustees, provide for pricing of the Trust's portfolio at least quarterly using another such source satisfactory to the Trust; and

     (v) consult with the Manager in connection with its duties thereunder.

    The Sub-Advisory Agreement provides that any investment program furnished by the Sub-Adviser shall at all times conform to, and be in accordance with, any requirements imposed by: (1) the Investment Company Act of 1940 (the "Act") and any rules or regulations in force thereunder; (2) any other applicable laws, rules and regulations; (3) the Declaration of Trust and By-Laws of the Trust as amended from time to time; (4) any policies and determinations of the Board of Trustees of the Trust; and (5) the fundamental policies of the Trust, as reflected in its registration statement under the Act or as amended by the shareholders of the Trust.

    The Sub-Advisory Agreement provides that the Sub-Adviser shall give to the Manager and to the Trust the benefit of its best judgment and effort in rendering services thereunder, but the Sub-Adviser shall not be liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon (i) its own investigation and research or (ii) investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith by the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will not be liable for any error in judgment or for any loss suffered by the Trust or its security holders in connection with the matters to which the Agreement relates, except a loss resulting from wilful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

    The Sub-Advisory Agreement provides that nothing in it shall prevent the Sub-Adviser or any affiliated person (as defined in the Act) of the Sub-Adviser from acting as investment adviser or manager for any other person, firm or corporation and shall not in any way limit or restrict the Sub-Adviser or any such affiliated person from buying, selling or trading any securities for its own or their own accounts or for the accounts of others for whom it or they may be acting, provided, however, that the Sub-Adviser expressly represents that, while acting as Sub-Adviser, it will undertake no activities which, in its judgment, will adversely affect the performance of its obligations to the Trust under the Agreement. It is agreed that the Sub-Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the Act and the Securities Act of 1933, except for information supplied by the Sub-Adviser for inclusion therein. The Sub-Adviser shall promptly inform the Trust as to any information concerning the Sub-Adviser appropriate for inclusion in such Registration Statement, or as to any transaction or proposed transaction which might result in an assignment (as defined in the Act) of the Agreement. To the extent that the Manager is indemnified under the Trust's Declaration of Trust with respect to the services provided under the Agreement by the Sub-Adviser, the Manager agrees to provide the Sub-Adviser the benefits of such indemnification.

    The Sub-Advisory Agreement provides that in connection with its duties to arrange for the purchase and sale of the Trust's portfolio securities, the Sub-Adviser shall select such broker-dealers
("dealers") as shall, in the Sub-Adviser's judgment, implement the policy of the Trust to achieve "best execution," i.e., prompt, efficient, and reliable execution of orders at the most favorable net price. The Sub-Adviser shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Sub-Adviser determines that better price or execution may be obtained by paying such commissions; the Trust expects that most transactions will be principal transactions at net prices and that the Trust will incur little or no brokerage costs.
The Trust understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Sub-Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Sub-Adviser's overall responsibilities. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Sub-Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and
(ii) whether a dealer has sold shares of the Trust. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic, or institutional activities. The Trust recognizes that no dollar value can be placed on such research services or on execution services and that such research services may or may not be useful to the Trust and may be used for the benefit of the Sub-Adviser or its other clients.

    The Sub-Advisory Agreement provides that the Sub-Adviser agrees to maintain, and to preserve for the periods prescribed, such books and records with respect to the portfolio transactions of the Trust as are required by applicable law and regulation, and agrees that all records which it maintains for the Trust on behalf of the Manager shall be the property of the Trust and shall be surrendered promptly to the Trust or the Manager upon request. The Sub-Adviser agrees to furnish to the Manager and to the Board of Trustees of the Trust such periodic and special reports as each may reasonably request.

    The Sub-Advisory Agreement provides that the Sub-Adviser shall bear all of the expenses it incurs in fulfilling its obligations under the Agreement. In particular, but without limiting the generality of the foregoing: the Sub-Adviser shall furnish the Trust, at the Sub-Adviser's expense, all office space, facilities, equipment and clerical personnel necessary for carrying out its duties under the Agreement. The Sub-Adviser shall supply, or cause to be supplied, to any investment adviser, administrator or principal underwriter of the Trust all necessary financial information in connection with such adviser's, administrator's or principal underwriter's duties under any agreement between such adviser, administrator or principal underwriter and the Trust. The Sub-Adviser will also pay all compensation of the Trust's officers, employees, and Trustees, if any, who are affiliated persons of the Sub-Adviser.

    The Sub-Advisory Agreement provides that the Manager agrees to pay the Sub-Adviser, and the Sub-Adviser agrees to accept as full compensation for all services rendered by the Sub-Adviser as such, a management fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of 0.33 of 1% of such net asset value.

    The Sub-Advisory Agreement provides that it shall, unless terminated as thereinafter provided, continue in effect until the April 30 next preceding the first anniversary of the effective date of the Agreement, and from year to year thereafter, but only so long as such continuance is specifically approved at least annually (1) by a vote of the Trust's Board of Trustees, including a vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party, with votes cast in person at a meeting called for the purpose of voting on such approval, or (2) by a vote of the holders of a "majority" (as so defined) of the outstanding voting securities of the Trust and by such a vote of the Trustees.

    The Sub-Advisory Agreement provides that it may be terminated by the Sub-Adviser at any time without penalty upon giving the Manager and the Trust sixty days' written notice (which notice may be waived). It may be terminated by the Manager or the Trust at any time without penalty upon giving the Sub-Adviser sixty days' written notice (which notice may be waived by the Sub-Adviser), provided that such termination by the Trust shall be directed or approved by a vote of a majority of its Trustees in office at the time or by a vote of the holders of a majority (as defined in the Act) of the voting securities of the Trust outstanding and entitled to vote. The Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act) or the termination of the Advisory and Administration Agreement.



Information about the Manager, the Sub-Adviser and the Distributor

Management Fees

      During the fiscal years ended September 30, 1999, 1998 and 1997 the Trust incurred Management fees as follows:

               Manager        Sub-Adviser
     1999      $479,780 (1)


     1998      $615,322 (2)

     1997      $213,571 (3)        $417,092 (4)

(1)  $52,894 was waived.

(2)  $36,786 was waived.

(3) paid or accrued to the Manager under the administration agreement then in effect; $27,571 was waived.

(4) paid or accrued to the Sub-Adviser under the former advisory agreement then in effect; $54,585 was waived.

       In addition, during the fiscal years ended 1999 and 1998, the Sub-Adviser paid to the Manager $123,000 and $48,000, respectively.

Transfer Agent, Custodian and Auditors

    The Trust's Shareholder Servicing Agent (transfer agent) is PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

    The Trust's Custodian is Bank One Trust Company N.A., 100 East Broad Street, Columbus, Ohio 43271; it receives, holds and delivers the Trust's portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Trust. The Trust pays the Custodian (1) an asset-based annual fee, with a minimum asset-based annual fee, and (2) a fee for each portfolio purchase transaction of the Trust. The rates of these fees have been reviewed by the Board of Trustees of the Trust and are believed to be comparable to those available from other organizations providing such services. The Custodian is an affiliate of the Adviser.

    The Trust's auditors, KPMG LLP, 345 Park Avenue, New York, New York 10154 perform an annual audit of the Trust's financial statements.

Brokerage Allocation and Other Practices

             During the fiscal years ended September 30, 1999, 1998 and 1997, all of the Trust's transactions were principal transactions and no brokerage commissions were paid. Brokerage allocation and other practices relating to brokerage are set forth in the description of the Sub-Advisory Agreement. The Sub-Advisory
Agreement provide that in connection with its duties to arrange for the purchase and sale of portfolio securities, the Sub-
Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Trust to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Sub-
Adviser shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Sub-Adviser determines that better price or execution may be obtained by paying such commissions; the Trust expects that most transactions will be principal transactions at net prices and that the Trust will incur little or no brokerage costs. The Trust understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Sub-Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Sub-Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Sub-Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Trust or any other investment company or companies having the Sub-Adviser as its investment adviser or having the same sub-adviser, Manager or principal underwriter as the Trust. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Trust recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Trust and/or other accounts of the Sub-Adviser and that research received by such other accounts may or may not be useful to the Trust.

Limitation of Redemptions in Kind

    The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Trust during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset
Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                              Capital Stock

    The Trust has one class of shares. Each share represents an equal proportionate interest in the Trust with each other share. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders. Shares are fully paid and nonassessable, except as set forth in the following paragraph; holders of shares have no pre-emptive or conversion rights. Voting rights of shareholders cannot be modified other than by shareholder vote.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Trust, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Trust is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations. In the event the Trust had two or more Series, and if any such Series were to be unable to meet the obligations attributable to it (which, as is the case with the Trust, is relatively remote), the other Series would be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

    The Declaration of Trust further indemnifies the Trustees of the Trust and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

               Purchase, Redemption, and Pricing of Shares

Amortized Cost Valuation

    The Trust operates under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

    While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Trust's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

    Under the Rule, the Trust's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Trust's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Trust's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Trust's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

    Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.
Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations. The Procedures include changes in the dividends payable by the Trust under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

Computation of Daily Dividends

    Under the Procedures which the Trust's Board of Trustees has adopted relating to amortized cost valuation, the calculation of the Trust's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

    If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

Automatic Withdrawal Plan

    If you own or purchase shares of the Trust having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

    Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

    Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

Exchange Privilege

       There is an exchange privilege as set forth below among this Trust and certain tax-free municipal bond funds and equity funds (the "Bond or Equity Funds") and certain money market funds (together with the Trust, the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or Administrator and Distributor as the Trust. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila Bond or Equity Funds are Aquila
Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky,
Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund;
the Aquila Money-Market Funds are this Trust, Pacific Capital Cash
Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Government Securities
Cash Assets Trust (Original Shares) and Capital Cash Management
Trust.

    The Aquila Bond and Equity Funds offer Classes of Shares: Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares") which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Some Funds also offer Class I Shares ("Financial Intermediary Class Shares"). The Exchange Privilege has different provisions for exchanges for each class.

    Generally, you can exchange shares of a given class of a Bond or Equity Fund including the Trust for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. However, the following important information should be noted:

    (1) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

    (2) CDSCs Upon Redemptions of Shares Acquired Through Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

    If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

    (3) Extension of Holding Periods by Owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

    The Trust, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

    All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired.

    To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price).

    An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; no representation is made as to the deductibility of any such loss should such occur.

    Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust (which invests in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond or equity fund or a tax-free money-market fund under the exchange privilege arrangement.

    If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

   Transfer on Death Registration

   Each of the funds in the Aquilasm Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons (to a maximum of three) that you specify as beneficiaries. To register shares of the Trust in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Trust; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with the Trust that is otherwise acceptable but, for whatever reason, neither the Trust nor the Transfer Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Trust reserves the right not to honor your TOD designation, in which case your account will become part of your estate.

       You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Trust may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Trust reserves the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

 Distribution Plan

    The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is designed to protect against any claim involving the Trust that the administration fee and some of the expenses which the Trust pays or may pay come within the purview of Rule 12b-1. The Trust believes it is not financing any such activity and does not consider such fee or any payment enumerated in the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses the Trust pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of Trust shares, these payments are authorized under the Plan.

    As used in the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of the Trust (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Manager) and (ii) broker-dealers or others selected by Aquila Management Corporation (the "Manager") with which it has entered into written agreements ("Related Agreements") contemplated by Rule 12b-1 and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of the Trust's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Trust shares beneficially owned by such Qualified Recipient or by one or more of customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Manager, instrumental in the purchase and/or retention of such Trust shares and/or in providing administrative assistance in relation thereto.

    The Plan permits the Manager to make payments ("Permitted Payments") to Qualified Recipients. These Permitted Payments are made by the Manager and are not reimbursed by the Trust to the Manager. Permitted Payments may not exceed, for any fiscal year of the Trust (pro-rated for any fiscal year which is not a full fiscal year), 0.10 of 1% of the average annual net assets of the Trust. The Manager shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Permitted Payments, if any, to each Qualified Recipient, provided that the total Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Manager is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient.

    The Plan recognizes that, in view of the Permitted Payments and bearing by the Manager of certain distribution expenses, the profits, if any, of the Manager are dependent primarily on the administration fees paid by the Trust to the Manager and that its profits, if any, would be less, or losses, if any, would be increased due to such Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Trust might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Trust, the payment of such fees is authorized by the Plan.

    The Plan does not contain any limit as to the source of the assets, which the Manager may use to make Permitted Payments under the Plan, and therefore it may use any of its assets for such purpose, whether or not such assets are derived from the Administration fee.

    The Plan also states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Trust within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Trust or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Trust's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements;
(v) all fees and expenses relating to the registration or qualification of the Trust and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Trust's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors. The Plan states that whenever the Manager bears the costs, not borne by the Trust's Distributor, of printing and distributing all copies of the Trust's prospectuses, statements of additional information and reports to shareholders which are not sent to the Trust's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

    The Plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

    The Plan states that while it is in effect, the Trust's Manager shall report at least quarterly to the Trust's Trustees in writing for its review on the following matters: (i) all Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Trust to the Manager paid or accrued during such quarter.

    The Plan defines as the Trust's Independent Trustees those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Trust's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of the Plan.

    The Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Trust the Related Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Trust, the Related Agreements with them shall be approved in accordance with, and contain the provisions required by, Rule 12b-1.

    Under Rule 12b-1, all Related Agreements must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to Related Agreements are the same as those described above as to the Plan itself except that: (i) no shareholder action is required for the approval of Related Agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice.

       During the Trust's fiscal years ended September 30, 1999, 1998 and 1997 no Qualified Payments were made by the Manager to Qualified
Recipients.

    The formula under which the payments described above may be made under the Plan by the Manager was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Trust. Another factor is that such payments by the Manager to Qualified Recipients provide the only incentive for Qualified
Recipients to do so since there is no sales charge on the sale of the Trust's shares. Another factor is that the Trust is one of a group of funds having certain common characteristics. Each such fund (i) is a money market fund; and (ii) has as its investment adviser a banking institution or an affiliate which invests assets over which it has investment authority in money market funds advised by other banking institutions or affiliates. The marketing of the Trust's shares may be facilitated since each such institution can, due to these common characteristics, be fully and currently informed as to the quality of the investments of and other aspects of the operations of each of the other funds and if such an investment is otherwise appropriate, can, although not required to do so, invest assets over which it has investment authority in one or more of the other funds.

                          Taxation of the Trust

    The Trust qualified during its last fiscal year as a "regulated investment company" under the Code, and intends to continue to so qualify. If it does so qualify, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions.

                               Underwriter

    Aquila Distributors, Inc. acts as the Trust's principal underwriter in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

(1)           (2)            (3)            (4)            (5)

Name of      Net Under-    Compensation    Brokerage    Other
Principal    writing       on Redemptions Commissions Compen-
Underwriter Discounts      and                           sation
             and          Repurchases
          Commissions


Aquila       None             None            None      None
Distributors
Inc.
                               Performance

    From time to time, the Trust may advertise its "current yield" and its "effective yield" (also referred to as "effective compound yield").
Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Trust refers to the net income generated by an investment in that Trust over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Trust may also advertise or quote its effective yield, which is calculated similarly, but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

    In addition, the Trust may also compare its performance to other income-producing securities such as (i) money market funds; (ii) various bank products, including both those that are insured (e.g., deposit obligations) and those that are not (e.g., investment instruments offered by affiliates of banks); and (iii) U.S. Treasury Bills or Notes. There are differences between these income-producing alternatives and the Trust other than their yields, some of which are summarized below.

    The yield of the Trust is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. There can be no assurance that the Trust will be able to maintain a stable net asset value of $1.00 per share. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. Investment instruments, such as Repurchase Agreements and Commercial Paper, offered by affiliates of banks are not insured by the Federal Deposit Insurance Corporation. In comparing the yields of one money market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

                  CHURCHILL CASH RESERVES TRUST
                   PART C: OTHER INFORMATION

Financial Statements

            Included in Part A:
               Per Share Income and Capital Changes

            Incorporated by reference into Part B:
               Report of Independent Certified Public
                  Accountants
               Statement of Assets and Liabilities as of
                  September 30, 1999
               Statement of Operations for the year ended
                  September 30, 1999
               Statement of Changes in Net Assets for the
                  years ended September 30, 1999 and 1998
               Statement of Investments as of September 30, 1999
               Notes to Financial Statements

            Included in Part C:
               Consent of Independent Certified Public
                  Accountants

 ITEM 23 Exhibits:

          (a) Supplemental Declaration of Trust Amending and Restating the Declaration of Trust (ii)

          (b) By-laws (iv)

          (c) Instruments defining rights of shareholders

               The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

               At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust except that the Trust's Board of Trustees may change the name of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust.

          (d) (i) Investment Advisory and Administration
              Agreement (iv)

              (ii) Sub-Advisory Agreement (iv)

          (e) Distribution Agreement (v)

          (f) Not applicable

          (g)  (i) Custody Agreement (i)

          (h)  (ii) Transfer Agency Agreement (ii)

          (i)  (a)Opinion of Trust's counsel (ii)

          (i) (b) Consent of Trust counsel (v)

          (j) Not applicable

          (k) Not Applicable

          (l) Not applicable

          (m) (i) Distribution Plan (ii)

          (n) Not applicable

          (i)  Filed as an exhibit to Registrant's Post-Effective
          Amendment No. 12 dated November 29, 1995 and incorporated herein by reference.

          (ii) Filed as an exhibit to Registrant's Post-Effective
          Amendment No. 14 dated January 23, 1997 and incorporated herein by reference.

     (iii) Filed as an exhibit to Registrant's Post-Effective
          Amendment No. 15 dated January 27, 1998 and incorporated herein by reference.

     (iv) Filed as an exhibit to Registrant's Post-Effective
          Amendment No. 17 dated January 29, 1999 and incorporated herein by reference.

     (v) Filed herewith.

ITEM 24. Persons Controlled By or Under Common Control with
         Registrant

         None

ITEM 25. Indemnification

          Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Amended and Restated Declaration of Trust, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 14 dated January, 1997 is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business & Other Connections of Investment Adviser and
Sub-Adviser

     The business and other connections of Aquila Management Corporation, the Trust's Investment Adviser and Administrator is set forth in the prospectus (Part A); the business and other connections of Mr. Lacy B. Herrmann, its controlling shareholder are set forth in the Statement of Additional Information (Part B). For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

          Banc One Investment Advisors Corporation, Registrant's investment Sub-Adviser, performs investment advisory services for mutual fund and other clients. For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

ITEM 27. Principal Underwriters

          (a) Aquila Distributors, Inc. serves as principal underwriter to Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Capital Cash Management Trust, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, and Tax-Free Trust of Oregon, in addition to serving as Registrant's principal underwriter.

          (b) For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange Act of 1934.

          (c) Not applicable.

ITEM 28. Location of Accounts and Records

     All such accounts, books, and other documents are maintained by the Manager, the Sub-Adviser the custodian, and the transfer agent, whose addresses appear in or on the back cover pages of the Prospectus and the Statement of Additional Information.



ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

     (a) Not applicable.

     (b) Not applicable.

                  INDEPENDENT AUDITORS' CONSENT

To The Board of Trustees and Shareholders of
Churchill Cash Reserves Trust:

We consent to the use of our report dated November
5,1999,incorporated herein by reference, and to the references to our firm under the headings "Financial Highlights" in the Prospectus and " Transfer Agent, Custodian and Auditors" in the
Statement of Additional Information.


                                   /s/KPMG LLP
KPMG  LLP

New York, New York
January 24, 2000

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of January, 2000.


                              CHURCHILL CASH RESERVES TRUST
                                    (Registrant)


                                   /s/ Lacy B. Herrmann
                              By____________________________
                                 Lacy B. Herrmann, President
                                  and Chairman of the Board


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.


     SIGNATURE                     TITLE                    DATE


/s/Lacy B. Herrmann                                    1/28/2000
______________________     President, Chairman of     ___________
Lacy B. Herrmann        the Board and Trustee
                           (Principal Executive
                           Officer)
/s/Thomas A. Christopher                               1/28/2000
______________________     Trustee                    ___________
Thomas A. Christopher


/s/Douglas A. Dean                                     1/28/2000
______________________     Trustee                    ___________
Douglas A. Dean


/s/Diana P. Herrmann                                    1/28/2000
______________________     Trustee                    ___________
Diana P. Herrmann


/s/Theodore T. Mason                                   1/28/2000
______________________     Trustee                    ___________
Theodore T. Mason

/s/Carroll F. Knicely      Trustee                     1/28/2000
______________________                                __________
  Carroll F. Knicely

/s/Anne J. Mills                                       1/28/2000
______________________     Trustee                    ___________
Anne J. Mills


/s/William J. Nightingale                              1/28/2000
______________________     Trustee                    ___________
William J. Nightingale


/s/James R. Ramsey                                     1/28/2000
_______________________    Trustee                    ___________
James R. Ramsey


/s/Rose F. Marotta                                     1/28/2000
________________________   Chief Financial Officer    ___________
Rose F. Marotta         (Principal Financial and
                           Accounting Officer)

                  CHURCHILL CASH RESERVES TRUST
                          EXHIBIT INDEX

Exhibit Number      Exhibit Name

     (e)            Distribution Agreement
     (i) (i)        Consent of Trust counsel

                    Correspondence